Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases (Tables) [Line Items]
Schedule of weighted average remaining lease terms and discount rates
December 31,
2020
Weighted average remaining lease term (years)	5.06
Weighted average discount rate	2.45%

Schedule of maturities of lease liabilities
2021	$4,642
2022	3,449
2023	2,520
2024	2,076
2025	1,744
2026 and thereafter	13,764
Total undiscounted cash flows	$28,195
Less imputed interest	(3,686)
Present value of lease liabilities	$24,509